Investment Objectives and Goals - First Trust Enhanced Stocks Bonds & Gold ETF	Nov. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Enhanced Stocks, Bonds & Gold ETF (ESBG)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Enhanced Stocks, Bonds & Gold ETF (the "Fund") seeks to provide investors with long-term total return.